SEGMENT INFORMATION	6 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 14. SEGMENT INFORMATION

In accordance with ASC 280-10, Segment Reporting: Overall, the CODM reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Company as a whole; hence, the Company has only one operating segment.

The Company’s segment profit or loss is measured using gross profit, which is the primary performance metric utilized by management to evaluate the financial results and to make decisions regarding resource allocation. Although gross profit is reviewed by management for operational analysis, operating income (loss) is the primary measure used by the Company’s chief operating decision maker (CODM) for segment performance assessment and resource allocation. The Company concluded that the CODM is Mr. Li Hsien “Larry” Wong, CEO.

	As of September 30, and for the six months ended September 30,
Item	2025	2024
Revenue	$634,222	$125,591
Cost of revenue	430,065	89,740
Gross profit	204,157	35,851
Operating expenses	3,638,823	188,796
Segment operating loss	(3,434,666)	(152,945)
Segment other income (expense)	2,214	(39,917)
Segment assets	16,937,744	501,547